Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)

NOTE 4 - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the quarterly operations for the years ended March 31 (rounded):

	June 30	September 30	December 31	March 31
Fiscal 2012
Income	$2,000	$4,000	$-	$-

Operating expenses and loss	695,000	69,000	166,000	700,000

Loss from operations	(693,000)	(65,000)	(166,000)	(700,000)

Equity in losses of Local Limited Partnerships	(132,000)	(132,000)	(132,000)	(132,000)

Net loss	(825,000)	(197,000)	(298,000)	(832,000)

Net loss available to Limited Partners	(824,000)	(197,000)	(297,000)	(831,000)

Net loss per Partnership Unit	(51)	(12)	(19)	(52)

	June 30	September 30	December 31	March 31
Fiscal 2011
Income	$7,000	$2,000	$-	$-

Operating expenses and loss	541,000	61,000	69,000	73,000

Loss from operations	(534,000)	(59,000)	(69,000)	(73,000)

Equity in losses of Local Limited Partnerships	(157,000)	(157,000)	(156,000)	(1,000)

Interest income	-	1,000	1,000	-

Net loss	(691,000)	(215,000)	(224,000)	(74,000)

Net loss available to Limited Partners	(690,000)	(215,000)	(223,000)	(74,000)

Net loss per Partnership Unit	(43)	(13)	(14)	(5)

	June 30	September 30	December 31	March 31
Fiscal 2010
Income	$1,000	$-	$-	$-

Operating expenses and loss	449,000	57,000	56,000	59,000

Loss from operations	(448,000)	(57,000)	(56,000)	(59,000)

Equity in losses of Local Limited Partnerships	(200,000)	(162,000)	(162,000)	(161,000)

Interest income	1,000	-	-	1,000

Net loss	(647,000)	(219,000)	(218,000)	(219,000)

Net loss available to Limited Partners	(646,000)	(218,000)	(218,000)	(219,000)

Net loss per Partnership Unit	(40)	(14)	(14)	(14)